DEPOSITS (Details 1) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Schedule Of Certificates Of Deposit Fiscal Year Maturity [Line Items]
2016	$ 75,856
2017	28,011
2018	7,605
2019	1,573
2020 and thereafter	3,053
Time Deposits	$ 116,098	$ 136,705